Basis of preparation	12 Months Ended
Dec. 31, 2022
Basis of preparation
Basis of preparation
2.	Basis of preparation:
(a)	Going concern:

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and the basis of presentation outlined in note 2(b) on the assumption that the Company is a going concern and will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business.

The Company has experienced losses since inception and has negative cash flow from operating activities of $13,211,417 for the year ended December 31, 2022 ($16,339,266 - year ended December 31, 2021; $7,948,248 - year ended December 31, 2020). The Company’s cash balance, excluding restricted cash as at December 31, 2022 was $1,623,957 ($10,699,679 as at December 31, 2021) and negative working capital as at December 31, 2022 was $18,104,352 (negative working capital of $6,333,702 as at December 31, 2021).

On December 31, 2020, the Company entered into a credit and security agreement, which was amended on October 29, 2021, for a $30,000,000 secured credit facility (the “Oxford Credit Facility”) with Oxford Finance LLC (“Oxford”). The Oxford Credit Facility funded the $15,000,000 term loan at closing on December 31, 2020. On July 14, 2022, the Company entered into a credit agreement (the “Madryn Credit Agreement”) for a $75,000,000 secured credit facility (the “Madryn Credit Facility”) with Madryn Asset Management, LP (“Madryn”) and its affiliated entities. Upon closing of the Madryn Credit Facility, the Company drew a $55,000,000 term loan under the Madryn Credit Facility. In addition, the Madryn Credit Facility permits the Company to draw up to an additional $20,000,000 in a single draw at any time on or prior to December 31, 2024 for purposes of funding future mergers and acquisition activity. On July 14, 2022, the Company used $15,446,546 of the proceeds from the Madryn Credit Facility to repay in full the outstanding balance owing under the Oxford Credit Facility and also used $15,154,845 of the proceeds from the Madryn Credit Facility to repay various loans previously held by Success TMS (as defined below).

The terms of the Madryn Credit Facility require the Company to satisfy various financial covenants including a minimum liquidity and minimum consolidated revenue amounts that became effective on July 14, 2022 and September 30, 2022, respectively. A failure to comply with these covenants, or failure to obtain a waiver for any non-compliance, would result in an event of default under the Madryn Credit Agreement and would allow Madryn to accelerate repayment of the debt, which could materially and adversely affect the business, results of operations and financial condition of the Company. As at December 31, 2022, the Company was in compliance with the financial covenants that were amended on December 22, 2022 through the Second Amendment of the Madryn Credit Agreement.

2.	Basis of preparation (continued):

Although the Company believes it will become cash flow positive in the future, the timing of this is uncertain and is also dependant on the execution of the Restructuring plan (see note 25 – Subsequent Events). The Company will require additional financing beyond the amounts obtained subsequent to December 31, 2022 (see note 25 – Subsequent Events) in order to fund its operating and investing activities, including making timely payments to certain vendors, landlords, lenders (including shareholders) and similar other business partners. The delay in such payments may result in potential defaults under the terms of the agreements the Company has with various parties. As such, additional financing is required in order for the Company to repay its short-term obligations. The Company has historically been able to obtain financing from supportive shareholders, its lenders and other sources when required; however, the Company may not be able to access further equity or debt financing when needed. As such, there can be no assurance that the Company will be able to obtain additional liquidity when needed or under acceptable terms, if at all. If additional financing is not obtained, the Company will need to obtain additional amendments from Madryn in order to remain compliant with the covenants or waivers from Madryn to waive its rights to accelerate repayment of the debt.

The existence of the above-described conditions indicate substantial doubt as to the Company’s ability to continue as a going concern as at December 31, 2022.

These consolidated financial statements do not reflect adjustments that would be necessary if the going concern assumptions were not appropriate. If the going concern basis was not appropriate for these consolidated financial statements, then adjustments would be necessary to the carrying value of assets and liabilities, the reported expenses, and the consolidated statements of financial position classification used, and these adjustments may be material.

(b)	Statement of compliance:

The consolidated financial statements have been prepared in accordance with IFRS as issued by the IASB. The significant accounting policies described below have been applied consistently to all periods presented.

These consolidated financial statements were approved by the Board of Directors of the Company (the ”Board”) and authorized for issue by the Board on April 17, 2023.

(c)	Basis of measurement:

These consolidated financial statements have been prepared on a historic cost basis except for financial instruments classified as fair value through profit or loss, which are stated at their fair value. Other measurement bases are described in the applicable notes.

Presentation of the consolidated statements of financial position differentiates between current and non- current assets and liabilities. The consolidated statements of net loss and comprehensive loss are presented using the function classification of expense.

Regional operating loss presents regional operating loss on an entity-wide basis and is calculated as total service revenue less direct center and patient care costs, other regional and center support costs, and depreciation. These costs encapsulate all costs (other than incentive compensation such as share-based compensation granted to senior regional employees) associated with the center and regional management infrastructure, including the cost of the delivery of TMS treatments to patients and the cost of the Company’s regional patient acquisition strategy.

2.	Basis of preparation (continued):
(d)	Basis of consolidation:

The consolidated financial statements comprise the accounts of Greenbrook TMS Inc., the parent company, and its subsidiaries. The Company accounts for its controlled subsidiaries using the consolidation method of accounting from the date that control commences and is deconsolidated from the date control ceases. Consolidated financial statements are prepared using uniform accounting policies for like transactions and other events in similar circumstances.

Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Company controls an investee if and only if the Company has all of the following:

(i)	power over the investee;

(ii)exposure, or rights, to variable returns from its involvement with the investee; and

(iii)the ability to use its power over the investee to affect the amount of the investor’s returns.

All transactions and balances between the Company and its subsidiaries are eliminated on consolidation, including unrealized gains and losses on transactions between companies.

When the Company has control over a subsidiary but does not own 100%, this gives rise to non-controlling interest. Non-controlling interest arises from partnerships with local physicians, behavioral health groups or other strategic investors, which own minority interests in certain center subsidiaries.

Changes in the Company’s interest in a subsidiary that does not result in a loss of control are accounted for as equity transactions.

(e)	Comparative information:
(i)	Share consolidation

On January 12, 2021, the shareholders of the Company approved a special resolution for an amendment to the Company’s articles and authorized a consolidation (the “Share Consolidation”) of the Company’s common shares on the basis of a ratio that would permit the Company to qualify for a secondary listing on the NASDAQ Stock Market LLC (“Nasdaq”). On January 12, 2021, following the shareholder approval of the Share Consolidation, the Board authorized the implementation of the Share Consolidation on the basis of one (1) post-consolidation common share for every five (5) pre-consolidation common shares. The Share Consolidation was completed on February 1, 2021 and resulted in the number of issued and outstanding common shares being reduced from approximately 67.5 million to approximately 13.5 million, on a non-diluted basis, and no fractional common shares were issued as a result of the Share Consolidation. Any fractional interest in common shares that would otherwise have resulted from the Share Consolidation were rounded up to the next whole common share, if the fractional interest was equal to or greater than one-half of a common share, and rounded down to the next whole common share if the fractional interest was less than one-half of a common share.

2.	Basis of preparation (continued):

Effective on the date of the Share Consolidation, the exercise price and number of common shares issuable upon the exercise of outstanding stock options, warrants and other outstanding convertible securities were proportionately adjusted to reflect the Share Consolidation in accordance with the terms of such securities for the holders of such instruments.

The Company has retrospectively presented the number of common shares, options and warrants on a post-Share Consolidation basis in these consolidated financial statements.

(f)	Use of estimates and judgments:

The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates. As additional information becomes available or actual amounts are determinable, the recorded estimates are revised and reflected in operating results in the period in which they are determined.

Significant estimates in connection with these consolidated financial statements include the measurement and determination of the transaction price in the estimation of revenue and accounts receivable, estimated useful life of property, plant and equipment; estimated value and useful life of intangible assets; amounts recorded as accrued liabilities; amounts recorded as performance share units, convertible instruments, deferred income taxes provisions; goodwill; assessment of contingent consideration; inputs used in the valuation of warrants and stock options granted; and the estimate of lease terms.

Significant judgments in connection with these consolidated financial statements include assessment of control of subsidiaries; assessment of conditions relating to the Company’s ability to continue as a going concern; determination of functional currency; determination of the Company’s cash generating units; determination of whether a contract is or contains a lease; and determination of the incremental borrowing rate used to measure lease liabilities.

(g)	Functional and reporting currency:

The functional and reporting currency of the Company and its subsidiaries is the U.S. dollar. Monetary assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the rates of exchange prevailing at the consolidated statements of financial position dates. Non-monetary assets and liabilities are translated at rates prevailing at the dates of acquisition. Expenses are translated at the average rate of exchange in effect during the month the transaction occurred.